AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 17.7%
Electronic Equipment, Instruments & Components – 0.7%
IPG Photonics Corp.(a)	64,198	$7,079,755

IT Services – 6.1%
Automatic Data Processing, Inc.	72,300	9,881,964
Cognizant Technology Solutions Corp. - Class A	600,145	27,888,738
Visa, Inc. - Class A	126,971	20,457,568

		58,228,270

Semiconductors & Semiconductor Equipment – 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,337,000	12,036,097
Xilinx, Inc.	86,854	6,769,401

		18,805,498

Software – 6.7%
Microsoft Corp.	179,980	28,384,646
SAP SE	66,531	7,428,051
Trend Micro, Inc./Japan	391,000	19,308,455
VMware, Inc. - Class A(a)	70,227	8,504,490

		63,625,642

Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co., Ltd.	531,844	20,678,902

		168,418,067

Financials – 17.5%
Banks – 5.6%
Citigroup, Inc.	208,692	8,790,107
DBS Group Holdings Ltd.	1,122,400	14,645,244
Jyske Bank A/S(a)	522,942	12,919,681
Wells Fargo & Co.	586,136	16,822,103

		53,177,135

Capital Markets – 7.5%
BlackRock, Inc. - Class A	21,061	9,266,208
CME Group, Inc. - Class A	45,203	7,816,051
Goldman Sachs Group, Inc. (The)	36,805	5,689,685
Julius Baer Group Ltd.(a)	639,650	21,426,655
Moody’s Corp.	34,648	7,328,052
S&P Global, Inc.	25,450	6,236,523
Singapore Exchange Ltd.	2,150,200	13,848,262

		71,611,436

Diversified Financial Services – 3.7%
Berkshire Hathaway, Inc. - Class B(a)	161,880	29,596,520
Pargesa Holding SA	94,325	6,227,654

		35,824,174

Insurance – 0.7%
PICC Property & Casualty Co., Ltd. - Class H	6,582,000	6,302,794

		166,915,539

Company	Shares	U.S. $ Value

Communication Services – 12.9%
Diversified Telecommunication Services – 1.8%
Comcast Corp. - Class A	511,275	$17,577,634

Entertainment – 1.9%
Nintendo Co., Ltd.	47,600	18,499,912

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class C(a)	34,813	40,480,905

Wireless Telecommunication Services – 4.9%
China Mobile Ltd.	1,833,000	13,737,018
KDDI Corp.	174,500	5,154,484
SoftBank Group Corp.	789,000	27,932,485

		46,823,987

		123,382,438

Consumer Discretionary – 12.7%
Diversified Consumer Services – 3.2%
Service Corp. International/US(b)	780,849	30,539,004

Hotels, Restaurants & Leisure – 4.5%
Accor SA	420,612	11,300,184
Compass Group PLC	578,967	9,020,370
Las Vegas Sands Corp.	388,070	16,481,333
Starbucks Corp.	85,444	5,617,088

		42,418,975

Internet & Direct Marketing Retail – 3.6%
Naspers Ltd. - Class N	163,326	23,210,980
Prosus NV(a)	164,161	11,433,507

		34,644,487

Textiles, Apparel & Luxury Goods – 1.4%
adidas AG	27,789	6,169,919
Samsonite International SA(c)	7,375,800	6,906,186

		13,076,105

		120,678,571

Health Care – 12.5%
Health Care Equipment & Supplies – 2.7%
Koninklijke Philips NV	637,462	26,172,517

Health Care Providers & Services – 5.6%
Anthem, Inc.	178,162	40,449,901
Henry Schein, Inc.(a) (b)	249,122	12,585,643

		53,035,544

Pharmaceuticals – 4.2%
Johnson & Johnson	122,520	16,066,047
Roche Holding AG	40,004	12,870,968
Sanofi	124,144	10,747,756

		39,684,771

		118,892,832

Company	Shares	U.S. $ Value

Industrials – 9.6%
Air Freight & Logistics – 0.0%
CH Robinson Worldwide, Inc.	6,668	$441,422

Commercial Services & Supplies – 3.8%
Secom Co., Ltd.	437,500	36,184,858

Industrial Conglomerates – 2.9%
3M Co.	203,625	27,796,849

Machinery – 1.3%
Dover Corp.	146,923	12,332,717

Professional Services – 0.9%
RELX PLC	410,587	8,778,245

Transportation Infrastructure – 0.7%
Flughafen Zurich AG	57,975	6,485,818

		92,019,909

Consumer Staples – 6.9%
Beverages – 2.7%
Asahi Group Holdings Ltd.	352,200	11,426,495
Coca-Cola Co. (The)	317,845	14,064,641

		25,491,136

Food Products – 1.3%
Danone SA	196,530	12,577,574

Household Products – 1.7%
Procter & Gamble Co. (The)	99,746	10,972,060
Reckitt Benckiser Group PLC	69,538	5,297,098

		16,269,158

Personal Products – 1.2%
L’Oreal SA	43,390	11,229,805

		65,567,673

Materials – 4.7%
Chemicals – 4.2%
BASF SE	100,583	4,701,448
International Flavors & Fragrances, Inc.(b)	346,792	35,400,527

		40,101,975

Paper & Forest Products – 0.5%
Mondi PLC	301,568	5,089,147

		45,191,122

Energy – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
LUKOIL PJSC (Sponsored ADR)	164,720	9,744,835
Marathon Petroleum Corp.	645,909	15,256,371
Royal Dutch Shell PLC - Class B	370,054	6,207,308

		31,208,514

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
CBRE Group, Inc. - Class A(a)	343,395	12,949,426

Total Common Stocks (cost $1,016,121,706)		945,224,091

Company		Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $929,580)		929,580		$929,580

	Principal Amount (000)

Time Deposits – 0.1%
BBH, Grand Cayman (1.86)%, 04/01/2020	CHF	90		93,920
(0.58)%, 04/01/2020	DKK	638		94,271
0.02%, 04/01/2020	AUD	0	*	1
0.04%, 04/01/2020	CAD	0	*	1
4.00%, 04/01/2020	ZAR	160		8,946
Citibank, London (0.65)%, 04/01/2020	EUR	745		821,886
0.03%, 04/01/2020	GBP	77		95,056
Hong Kong & Shanghai Bank, Hong Kong 0.63%, 04/01/2020	HKD	733		94,525
Hong Kong & Shanghai Bank, Singapore 0.01%, 04/01/2020	SGD	135		95,224
Sumitomo, Tokyo (0.27)%, 04/01/2020	JPY	11,644		108,288

Total Time Deposits (cost $1,412,118)				1,412,118

Total Short-Term Investments (cost $2,341,698)				2,341,698

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $1,018,463,404)				947,565,789

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $37,661,249)		37,661,249		37,661,249

Total Investments – 103.4% (cost $1,056,124,653)(g)				985,227,038
Other assets less liabilities – (3.4)%				(31,959,415)

Net Assets – 100.0%				$953,267,623

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of this security amounted to $6,906,186 or 0.7% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,144,566 and gross unrealized depreciation of investments was $(142,042,181), resulting in net unrealized depreciation of $(70,897,615).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

54.5%	United States
12.5%	Japan
5.0%	Switzerland
4.8%	France
3.6%	United Kingdom
3.3%	China
3.0%	Singapore
2.8%	Netherlands
2.5%	South Africa
2.2%	South Korea
1.9%	Germany
1.4%	Denmark
1.3%	Taiwan
1.0%	Russia
0.2%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$108,966,562	$59,451,505		$-0-	$168,418,067
Financials	91,545,249	75,370,290		-0-	166,915,539
Communication Services	58,058,539	65,323,899		-0-	123,382,438
Consumer Discretionary	64,070,932	56,607,639		-0-	120,678,571
Health Care	69,101,591	49,791,241		-0-	118,892,832
Industrials	40,570,988	51,448,921		-0-	92,019,909
Consumer Staples	25,036,701	40,530,972		-0-	65,567,673
Materials	35,400,527	9,790,595		-0-	45,191,122
Energy	25,001,206	6,207,308		-0-	31,208,514
Real Estate	12,949,426	-0-		-0-	12,949,426
Short-Term Investments:
Investment Companies	929,580	-0-		-0-	929,580
Time Deposits	-0-	1,412,118		-0-	1,412,118
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	37,661,249	-0-		-0-	37,661,249

Total Investments in Securities	569,292,550	415,934,488	†	-0-	985,227,038
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$569,292,550	$415,934,488		$-0-	$985,227,038

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,186	$130,774	$136,030	$930	$40
Government Money Market Portfolio*	4,250	236,965	203,554	37,661	72
Total				$38,591	$112

*	Investment of cash collateral for securities lending transactions.